Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Lease rental income		$ 619,760	$ 612,704	$ 549,454
Trading container margin		7,398	3,450	1,456
Gain on sale of owned fleet containers, net		21,397	36,071	26,210
Depreciation expense	[1]	260,372	249,500	235,293
Container lessee default expense, net	[1]	7,867	17,948	4,605
Interest expense		153,185	138,427	117,475
Write-off of unamortized deferred debt issuance costs and bond discounts			881	7,550
Realized gain (loss) on derivative instruments, net		1,946	5,238	(1,191)
Unrealized (loss) gain on derivative instruments, net		(15,442)	(5,790)	4,094
Segment income (loss) before income tax and noncontrolling interests (1)	[2]	58,504	56,275	22,360
Total assets		5,202,617	4,768,769	4,401,252
Purchase of containers and fixed assets		433,677	766,006	419,222
Payments on container leaseback financing receivable		281,445
Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		517,859	501,362	444,888
Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income		101,901	111,342	104,566
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income		516,307	498,414	442,219
Gain on sale of owned fleet containers, net		21,397	36,071	26,210
Depreciation expense		266,832	255,442	240,827
Container lessee default expense, net		7,867	17,948	4,605
Interest expense		152,914	138,427	117,475
Write-off of unamortized deferred debt issuance costs and bond discounts			881	7,550
Realized gain (loss) on derivative instruments, net		1,946	5,238	(1,191)
Unrealized (loss) gain on derivative instruments, net		(15,442)	(5,790)	4,094
Segment income (loss) before income tax and noncontrolling interests (1)	[2]	14,296	26,166	(1,707)
Total assets		5,101,301	4,648,938	4,316,272
Purchase of containers and fixed assets		420,971	765,297	418,288
Payments on container leaseback financing receivable		281,445
Container Ownership | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		516,307	498,414	442,219
Container Management
Segment Reporting Information [Line Items]
Lease rental income		103,453	114,290	107,235
Depreciation expense		916	794	776
Interest expense		271
Segment income (loss) before income tax and noncontrolling interests (1)	[2]	27,747	20,322	15,376
Total assets		184,215	152,801	160,899
Purchase of containers and fixed assets		12,706	709	934
Container Management | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		1,552	2,948	2,669
Container Management | Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income		101,901	111,342	104,566
Container Resale
Segment Reporting Information [Line Items]
Trading container margin		7,398	3,450	1,456
Segment income (loss) before income tax and noncontrolling interests (1)	[2]	21,036	16,128	10,854
Total assets		19,573	45,110	10,873
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income tax and noncontrolling interests (1)	[2]	(4,089)	(4,083)	(3,568)
Total assets		7,206	10,653	6,859
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		7,590	8,529	7,146
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue		7,590	8,529	7,146
Management Fees - Non-Leasing | Container Ownership | External Customers
Segment Reporting Information [Line Items]
Revenue		219	235	266
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue		48,215	48,646	39,529
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue		1,646	2,752	2,105
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue		12,323	12,132	9,477
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue		5,725	5,542	4,775
Eliminations
Segment Reporting Information [Line Items]
Depreciation expense		(7,376)	(6,736)	(6,310)
Segment income (loss) before income tax and noncontrolling interests (1)	[2]	(486)	(2,258)	1,405
Total assets		(109,678)	(88,733)	(93,651)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		$ (60,538)	$ (60,778)	$ (49,006)

[1]	Amounts for the years ended December 31, 2018 and 2017 have been reclassified to conform with 2019 presentation (see Note 1 (u) “Reclassifications and Changes in Presentation”).
[2]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $15,442 and $5,790 for the years ended December 31, 2019 and 2018, respectively, and unrealized gain of $4,094 for the year ended December 31, 2017, and write-off of unamortized deferred debt issuance costs and bond discounts of $881 and $7,550 for the years ended December 31, 2018 and 2017, respectively.